UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

5/31

Date of reporting period:  5/31/13

Item 1.  Reports to Stockholders.

Longboard Managed Futures Strategy Fund

Class A Shares (Symbol: WAVEX)

Class I Shares (Symbol: WAVIX)

Annual Report

May 31, 2013

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders:

We are pleased to present you with the Longboard Managed Futures Strategy Fund Annual Report for fiscal year June-2012 to May-2013.

The advisor, Longboard Asset Management LLC, manages the fund utilizing a rules based trend following strategy.  We participate in over 120 liquid global futures and forward contracts, both long and short, from the equities, currencies, commodities, and fixed income asset classes.

The fund seeks to provide liquidity to commercial participants that hold counter-trend “hedging” positions in the futures and forwards markets.  We believe long term trend following is an effective and sustainable method of identifying market conditions that correspond to this phenomenon.  Such an approach also generally profits when large and persistent trends occur in financial markets.  However, when a majority of liquid financial markets experience unusually low levels of discernible trends, it will be difficult for the fund to produce significant positive returns.

Over the last 12 months, the Longboard Managed Futures Strategy Fund returned 0.10%.  During this same period of time the Merrill Lynch 3 Month Treasury Bill Index (the fund’s benchmark) returned

0.11%, while the Newedge Trend Sub-Index, a peer index that includes trend following managed futures hedge funds, returned -2.15%.  Persistent price and/or term structure trends in global futures/forwards markets failed to develop in significant quantity during the fiscal year.   As a result, our strategy to

capitalize on such trends was not materially profitable.

Longboard  continues  to  apply  a  disciplined,  rules-based  trend  following  strategy  and  risk  control process.  We hold long positions in markets that have trended higher over the previous year, and hold short positions in markets that have trended lower over the previous year.  Position exposures are sized in a way that is inversely related to our estimate of volatility. We seek to regulate total portfolio risk by using a continuous daily process in which each position is evaluated and rebalanced when risk tolerance levels are exceeded.

The main themes from the second half of 2012 initially continued into the first half of 2013.  These were a declining Japanese Yen & British Pound, rising global equities & bonds, as well as declining soft commodities (such as Sugar, Coffee, Palm and Soybean Oil, etc.).  The trend in bond and interest rate markets reversed significantly in March of 2013 causing the fund to liquidate most fixed income related positions.  By our calculations this trend began in 2007, and the meaningful rise in interest rates during the first half of 2013 may suggest a paradigm shift with significant implications for both traditional portfolios and alternative investments.

Looking forward into the second half of 2013 the fund seeks to benefit from three main potential economic developments:

I.

An economic slowdown in emerging markets.

▪

Short industrial and precious metals.

▪

Short soft commodities (Sugar, Coffee, Palm and Soybean Oil, etc.)

▪

Closed positions in troubled European countries (Spain, Italy, etc.)

▪

Strong potential to short emerging markets (China, Brazil, Turkey, etc.)

▪

Closed long positions in natural resource currencies (Australia, New Zealand, etc.)

▪

Strong potential to short natural resource currencies (South Africa, Canada, etc.)

II.

Rising global interest rates.

▪

Closed all long positions in fixed income markets.

▪

Strong potential to short global fixed income products across the yield curve.

III.

Continued economic recovery in developed markets.

▪

Maintain significant long positions in developed stock markets.

o

USA, UK, Japan, Germany, France, etc.

▪

Short currencies of developed nations with high debt burden.

o

Japan, UK

While the first fiscal year for the Longboard Managed Futures Strategy Fund was only marginally profitable, we are encouraged by the developing trends as we head into the second half of 2013.  As always, we will maintain discipline, realistic expectations, and have a healthy respect for risk.

Thank you for investing in the Longboard Managed Futures Strategy Fund. Sincerely,

Eric Crittenden

Director of Research

Portfolio Manager

Index Definitions

Counter-trend:  The act of establishing a position that is opposite the prevailing trend.  For example, if the S&P 500 index has risen over the last year and is currently trading at a 52 week high, a counter-trend approach to investing would be to open a short (sell) position.  Such a position would profit if the S&P

500 declines (moves counter to the prevailing trend).  Likewise, if Gold has declined over the past year and is currently trading at a 52 week low, a counter-trend approach to investing would be to open a long (buy) position. Such a position would profit if Gold rises (moves counter to the prevailing trend).

Merrill Lynch 3 month T-Bill Index: an unmanaged index that measures returns of three-month Treasury

Bills.

The Newedge CTA Index:  equal weighted, calculates the daily rate of return for a pool of CTAs selected from the larger managers that are open to new investment.

The Newedge CTA Trend Sub-Index:  a subset of the Newedge CTA Index, and follows traders of trend following methodologies.

Short: Selling an asset such as a stock, commodity or currency, with the expectation that the asset will decrease in values.

Long: Buying an asset such as a stock, commodity or currency, with the expectation that the asset will rise in value.

1700-NLD-7/19/2013

Longboard Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2013

The Fund's performance figures* for the period ended May 31, 2013, as compared to its benchmark:
Inception**, *** -
May 31, 2013
Longboard Managed Futures Strategy Fund - Class A***	(3.01)%
Longboard Managed Futures Strategy Fund - Class A with load***	(8.59)%
Longboard Managed Futures Strategy Fund - Class I **	0.10%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index	0.11%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.  Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annualized operating expenses are 3.24% for Class A and 2.99% for Class I shares per the March 22, 2013, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-294-7540.

** Inception date for Class I is June 27, 2012.
*** Inception date for Class A is March 22, 2013.
The Bank of America Merrill Lynch 3-month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Holdings by Asset Class	% of Net Assets
Short Term Investments	81.9%
Purchased Put Options	0.0%	(1)
Other, Assets less Liabilities	18.1%
	100.0%
(1) Amount represents less than 0.005%.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
May 31, 2013
Par Value		Value
	SHORT-TERM INVESTMENTS - 81.9%
	COMMERCIAL PAPER - 55.5%
	DISTRIBUTION/WHOLESALE - 2.8%
1,000,000	Glencore Funding LLC, 0.42%, 7/25/2013, 144A	$ 999,370

	DIVERSIFIED FINANCIAL SERVICES - 5.5%
1,000,000	AXA Financial, Inc., 0.42%, 6/18/2013, 144A	999,802
1,000,000	Volvo, 0.40%, 8/8/2013, 144A	999,244
		1,999,046
	FOOD - 17.2%
5,222,000	Diary Farmers of America, Inc., 0.25%, 6/3/2013, 144A	5,221,928
1,000,000	Kroger Company, 0.35%, 6/11/2013, 144A	999,903
		6,221,831
	FOOD, BEVERAGE & TOBACCO - 2.8%
1,000,000	American Crystal Sugar, 0.35%, 6/25/2013	999,767

	GAS DISTRIBUTION - 2.8%
1,000,000	AGL Capital Corp., 0.39%, 6/10/2013, 144A	999,902

	HEALTHCARE SERVICES - 2.8%
1,000,000	Cigna Corp., 0.40%, 7/30/2013, 144A	999,344

	INSURANCE - 2.8%
1,000,000	Prudential Financial, Inc., 0.37%, 7/15/2013, 144A	999,548

	LODGING - 3.9%
1,400,000	Marriott International, 0.32%, 7/24/2013, 144A	1,399,340

	OIL & GAS - 9.4%
1,000,000	Apache Corp., 0.34%, 6/12/2013, 144A	999,896
1,000,000	ENIFIN, 0.40%, 6/7/2013, 144A	999,933
1,400,000	Nabors Industries 0.29%, 6/21/2013, 144A	1,399,775
		3,399,604
	PIPELINES - 5.5%
1,000,000	Enbridge Energy Partners, 0.35%, 6/12/2013, 144A	999,893
1,000,000	Spectra Energy Partners, 0.43%, 6/4/2013, 144A	999,964
		1,999,857

	TOTAL COMMERCIAL PAPER (Cost $20,017,609)	20,017,609

Shares	MONEY MARKET FUND - 26.4%
9,502,859	BlackRock Liquidity Funds T-Fund Portfolio, to yield 0.01% ^+ (Cost $9,502,859)	9,502,859

	TOTAL SHORT-TERM INVESTMENTS (Cost $29,520,468)	29,520,468

See accompanying notes to financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2013
No. of Contracts			Value
	PURCHASED PUT OPTIONS - 0.0%	Maturity
57	Euro BOBL Future	Aug-13	$ 7,757
Expiration September 13, 2013, Exercise Price Euro 124
35	Euro-Bund Future	Aug-13	3,175
Expiration September 13, 2013, Exercise Price Euro 135
	TOTAL PURCHASED PUT OPTIONS (Cost $8,227)		10,932

	TOTAL INVESTMENTS - 81.9% (Cost $29,528,695) (a)		$ 29,531,400
	OTHER ASSETS & LIABILITIES - 18.1%		6,542,270
	NET ASSETS - 100.0%		$ 36,073,670

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $29,531,400 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ -
		Unrealized Depreciation:	-
	Net Unrealized Appreciation:		$ -

^ Money market fund; interest rate reflects seven-day effective yield on May 31, 2013.
+ All or a portion of this investment is a holding of Longboard Fund Limited.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At May 31, 2013 securities amounted to $19,017,842 or 52.7% of net assets.

See accompanying notes to financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
May 31, 2013
Open Long Future Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Gain/ (Loss)
381	3Mo Sterling (Short Sterling)	Jun-14	71,762,779	$ (67,945)
368	3Mo Euro Euribor	Jun-13	118,999,240	49,540
25	AEX Index Amsterdam	Jun-13	2,355,480	(10,446)
37	CAC 40 10 Euro Future	Jun-13	1,889,788	4,886
94	Canola +	Nov-13	1,040,507	22,411
7	Dax Index	Jun-13	1,897,522	96,860
20	DJIA Index Future Mini	Jun-13	1,510,000	66,280
57	Euro BOBL Future	Sep-13	9,341,103	(34,720)
16	Euro Buxl Future	Jun-13	2,740,048	(107,412)
45	Euro STOXX 50	Jun-13	1,617,797	83,294
35	Euro Bund	Sep-13	228,218	(50,350)
22	FTSE 100 Index	Jun-13	2,192,394	54,341
14	FTSE/MIS Index	Jun-13	1,563,287	(18,416)
11	Hang Seng Index Future	Jun-13	1,570,994	(17,217)
17	IBEX-35 Index	Jun-13	1,833,129	(48,074)
16	MSCI EAFE Index Mini	Jun-13	1,351,360	17,660
82	MSCI Taiwan Index	Jun-13	2,419,820	(13,940)
40	Nasdaq 100 E-Mini	Jun-13	2,384,200	107,885
51	Nikkei 225 Mini	Jun-13	691,851	86,331
73	OMXS30 Index	Jun-13	1,336,959	(13,732)
11	Russell Mini Future	Jun-13	1,079,430	45,785
19	S&P E-Mini Future	Jun-13	1,547,550	71,442
14	S&P Midcap 400 Emini	Jun-13	1,656,760	69,020
24	SGX MSCI Singapore Index	Jun-13	1,399,934	(50,838)
11	SPI 200	Jun-13	1,300,413	(33,072)
25	TOCOM Gasoline Future +	Nov-13	900,708	(21,279)
30	TOCOM Kerosene +	Nov-13	1,117,388	(12,952)
42	TOCOM Platinum +	Apr-14	1,004,367	(34,518)
6	TOPIX Index	Jun-13	672,840	66,343
	Net Unrealized Gain from Open Long Futures Contracts			$ 307,167
+ All or a portion of this investment is a holding of the Longboard Fund Limited.

See accompanying notes to financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
May 31, 2013
Open Short Future Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Gain/ (Loss)
38	Bursa Crude Palm Oil +	Aug-13	735,704	$ (17,535)
21	CBOE VIX Future +	Jun-13	337,050	(10,800)
13	Coffee +	Jul-13	619,369	56,194
19	Copper +	Jul-13	1,563,938	(34,325)
24	Feeder Cattle +	Aug-13	1,731,900	23,337
6	Gold +	Aug-13	835,800	(5,880)
36	IPEL ECX CARGON FIN +	Dec-13	183,348	(13,893)
43	Lean Hogs +	Jul-13	1,614,220	(19,060)
69	Live Cattle +	Aug-13	3,324,420	5,450
86	Rough Rice +	Jul-13	2,630,740	(3,900)
7	Silver +	Jul-13	778,505	45,045
69	Soybean Oil Future +	Jul-13	2,002,932	62,760
385	Three Month Euro Swiss Franc	Dec-13	100,292,500	40,125
69	White Sugar +	Aug-13	1,646,685	43,935
47	World Sugar #11 +	Jul-13	871,192	51,901
	Net Unrealized Gain from Open Short Futures Contracts			$ 223,354

	Net Unrealized Gain from Open Futures Contracts			$ 530,521
+ All or a portion of this investment is a holding of the Longboard Fund Limited.

See accompanying notes to financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FOREIGN EXCHANGE CONTRACTS
May 31, 2013
Settlement Date	Foreign Currency Units to Receive/Deliver		In Exchange For		U.S. $ Value	Unrealized Gain/ (Loss)
To Buy:
6/19/2013	2,761,650	AUD	1,900,000	GBP	$ 2,643,500	$ (199,343)
6/19/2013	3,200,000	AUD	3,374,496	CAD	3,063,096	(230,984)
6/19/2013	800,000	AUD	78,779,200	JPY	765,774	(57,746)
6/19/2013	1,400,000	AUD	1,479,380	CAD	1,340,104	(124,156)
6/19/2013	4,700,000	AUD	4,498,922	USD	4,498,922	(429,028)
6/19/2013	900,000	CAD	84,154,500	JPY	869,707	(5,864)
6/19/2013	4,700,280	CAD	4,600,000	AUD	4,542,074	(144,614)
6/19/2013	1,300,000	EUR	1,127,828	GBP	1,685,010	(34,110)
6/19/2013	706,000	EUR	87,953,480	JPY	915,090	1,597
6/19/2013	630,000	GBP	90,338,850	JPY	954,972	15,012
6/19/2013	1,900,000	GBP	2,972,740	AUD	2,880,074	(6,406)
6/19/2013	36,000,000	MXN	2,800,563	USD	2,800,563	(84,977)
6/19/2013	12,680,800	NOK	2,153,203	USD	2,153,203	(46,797)
6/19/2013	4,600,000	NZD	3,663,824	USD	3,663,824	(106,911)
6/19/2013	5,600,000	PLN	1,693,414	USD	1,693,414	(45,663)
6/19/2013	61,000,000	RUB	1,903,365	USD	1,903,365	(54,839)
6/19/2013	700,000	SEK	70,619,500	JPY	729,665	(6,171)
6/19/2013	16,701,880	SEK	2,512,290	USD	2,512,290	(87,710)

To Sell:
6/19/2013	4,700,000	AUD	4,700,000	USD	4,498,922	275,808
6/19/2013	2,972,740	AUD	1,900,000	GBP	2,845,559	49,296
6/19/2013	4,600,000	AUD	4,700,280	CAD	4,403,200	284,660
6/19/2013	3,374,496	CAD	3,200,000	AUD	3,260,914	21,988
6/19/2013	1,479,380	CAD	1,400,000	AUD	1,429,586	27,644
6/19/2013	1,960,000	GBP	1,960,000	USD	2,971,024	16,291
6/19/2013	600,000	GBP	600,000	USD	909,497	(2,477)
6/19/2013	1,900,000	GBP	2,761,650	AUD	2,880,074	(45,274)
6/19/2013	1,127,828	GBP	1,300,000	EUR	1,709,594	10,795
6/19/2013	84,000,000	JPY	84,000,000	USD	831,804	41,559
6/19/2013	78,779,200	JPY	800,000	AUD	780,105	39,402
6/19/2013	90,338,850	JPY	630,000	GBP	894,574	45,183
6/19/2013	84,154,500	JPY	900,000	CAD	833,334	42,090
6/19/2013	87,953,480	JPY	706,000	EUR	870,953	43,990
6/19/2013	70,619,500	JPY	700,000	SEK	699,304	35,321
6/19/2013	12,875,896	NOK	12,875,896	USD	2,186,330	13,670
6/19/2013	4,600,000	NZD	4,600,000	USD	3,663,824	55,736
6/19/2013	5,600,000	PLN	5,600,000	USD	1,693,414	4,224
6/19/2013	17,315,740	SEK	17,315,740	USD	2,604,626	(4,626)
6/19/2013	19,677,000	ZAR	19,677,000	USD	1,949,283	150,717

Net Unrealized Loss on Forward Foreign Currency Exchange Contracts						$ (542,713)

See accompanying notes to financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
May 31, 2013

ASSETS
Investment securities:
At cost	$ 29,528,695
At value	$ 29,531,400
Cash Deposits with Broker	6,482,601
Cash	92
Receivable for Fund shares sold	173,700
Net unrealized appreciation from open futures contracts	530,521
Interest receivable	95
TOTAL ASSETS	36,718,409

LIABILITIES
Net unrealized depreciation on forward foreign currency exchange contracts	542,713
Investment advisory fees payable	88,310
Payable for Fund shares redeemed	13,708
Distribution (12b-1) fees payable	8
TOTAL LIABILITIES	644,739
NET ASSETS	$ 36,073,670

Net Assets Consist Of:
Paid in capital	$ 36,697,959
Undistributed net investment income	230,267
Accumulated net realized loss from security transactions	(844,471)
Net unrealized depreciation of investments and futures contracts	(10,085)
NET ASSETS	$ 36,073,670

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 75,343
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	7,537
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$ 10.00
Maximum offering price per share (maximum sales charge of 5.75%)	$ 10.61

Class I Shares:
Net Assets	$ 35,998,327
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,596,092
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$ 10.01

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period Ended May 31, 2013 *

INVESTMENT INCOME
Interest	$ 18,642

EXPENSES
Investment advisory fees	327,735
Distribution (12b-1) fees: Class A	14
TOTAL EXPENSES	327,749
NET INVESTMENT LOSS	(309,107)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	77
Futures contracts	(516,919)
Foreign currency transactions	220,114
Options contracts purchased	(8,369)
(305,097)
Net change in unrealized appreciation (depreciation) of:
Futures contracts	530,521
Foreign currency translations	(543,311)
Options contracts purchased	2,705
(10,085)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(315,182)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (624,289)

*	The Longboard Managed Futures Strategy Fund commenced operations on June 27, 2012. The inception date for Class I is June 27, 2012 and the inception date for Class A is March 22, 2013.

See accompanying notes to financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
May 31, 2013 (a)
FROM OPERATIONS
Net investment loss	$ (309,107)
Net realized loss from security transactions, futures contracts
and foreign currency transactions	(305,097)
Net change in unrealized appreciation (depreciation) of
security transactions, futures contacts and foreign currency translations	(10,085)
Net decrease in net assets resulting from operations	(624,289)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	76,483
Class I	40,032,803
Redemption fee proceeds:
Class A	1
Class I	3,337
Payments for shares redeemed:
Class A	(47)
Class I	(3,414,618)
Net increase in net assets from shares of beneficial interest	36,697,959

TOTAL INCREASE IN NET ASSETS	36,073,670

NET ASSETS
Beginning of Period	-
End of Period *	$ 36,073,670
*Includes undistributed net investment income of:	$ 230,267

SHARE ACTIVITY
Class A:
Shares Sold	7,542
Shares Redeemed	(5)
Net increase in shares of beneficial interest outstanding	7,537

Class I:
Shares Sold	3,927,674
Shares Redeemed	(331,581)
Net increase in shares of beneficial interest outstanding	3,596,092

(a)	The Longboard Managed Futures Strategy Fund commenced operations on June 27, 2012. The inception date for Class I is June 27, 2012 and the inception date for Class A is March 22, 2013.

See accompanying notes to financial statements.

.

Longboard Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Class A	Class I
		Period Ended	Period Ended
		May 31,	May 31,
		2013 (2)	2013 (1)
Net asset value, beginning of period		$ 10.31	$ 10.00

Activity from investment operations:
	Net investment loss (3)	(0.06)	(0.26)
	Net realized and unrealized
	gain (loss) on investments	(0.25)	0.27
Total from investment operations		(0.31)	0.01

Paid-in-Capital From Redemption Fees (4)		0.00	0.00

Net asset value, end of period		$ 10.00	$ 10.01

Total return (5)		(3.01)%	0.10%

Net assets, at end of period (000s)		$ 75	$ 35,998

Ratio of net expenses to average
	net assets (6)	3.24%	2.99%
Ratio of net investment loss
	to average net assets (6)	(3.06)%	(2.82)%

Portfolio Turnover Rate (7)		0%	0%
(1)	The Longboard Managed Futures Strategy Fund's Class I shares commenced operations June 27, 2012.
(2)	The Longboard Managed Futures Strategy Fund's Class A shares commenced operations March 22, 2013.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Amounts represents less than $0.005 per share.
(5)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(6)	Annualized.
(7)	Not annualized.

See accompanying notes to financial statements.

Longboard Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

May 31, 2013

1.

ORGANIZATION

The Longboard Managed Futures Strategy Fund (the “Fund”) is a non-diversified series of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks positive absolute returns. The Fund commenced operations on June 27, 2012.

The Fund currently offers two classes of shares, Class A and Class I shares.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares are offered at net asset value without an initial sales charge.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Options and Futures shall be valued at the close price at 4pm eastern time on the valuation date. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available

Longboard Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2013

or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process  – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Forward Currency Contracts - As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.

Longboard Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2013

The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign exchange contracts in the consolidated statement of operations. For the period ended May 31, 2013, the Fund had realized gains of $220,114 from forward currency contracts.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. For the period ended May 31, 2013, the Fund had realized loss of $516,919 from futures contracts.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against this risk.

When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Longboard Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2013

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis.   GAAP establishes the hierarchy that prioritizes inputs to valuation methods.   The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of

May 31, 2013 for the Funds’ assets and liabilities measured at fair value:

Longboard Managed Futures Strategy Fund
Assets *	Level 1	Level 2	Level 3	Total
Commercial Paper	$ -	20,017,609	$ -	$ 20,017,609
Money Market Fund	9,502,859		-	9,502,859
Open Futures Contracts	530,521	-	-	530,521
Purchased Put Options	10,932	-	-	10,932
Total	$ 10,044,312	$ 20,017,609	$ -	$ 30,061,921
Liabilities	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ -	$ 542,713	$ -	$ 542,713

Longboard Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2013

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Consolidation of Subsidiary – Longboard Fund Limited (LFL) – The Consolidated Financial Statements of the Fund include the accounts of LFL, which is a wholly-owned and controlled foreign subsidiary. The Fund generally consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

A summary of the Funds’ investments in the LFL is as follows:

	Inception Date of CFC	CFC Net Assets at May 31,2013	% Of Total Net Assets at May 31, 2013
LB-CFC	8/15/2012	$ 2,605,591	7.22%

For tax purposes, LFL is an exempted Cayman investment company.  LFL has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, LFL is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax.  However, as a wholly-owned Controlled Foreign Corporation, LFL’s net income and

Longboard Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2013

capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures programs, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk - Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Impact of Derivatives on the Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the period ended May 31, 2013:

Longboard Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2013

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts

Net realized gain (loss) from option contracts purchased

Net realized gain (loss) from futures contracts and foreign currency transactions

Net change in unrealized appreciation/depreciation from security transactions, futures contracts, and foreign currency transactions

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the period ended May 31, 2013:

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Longboard Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2013

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns. The Fund has identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended May 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $0 and $0, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  Longboard Asset Management, LLC (the “Fund Manager”) serves as the

Longboard Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2013

Fund’s Investment Advisor (the “Advisor”). The Advisor has engaged Horizon Cash Management, LLC as the sub-advisor to the Fund. The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to the Advisory Agreement, the Fund pays the Advisor a unitary management fee for the services and facilities it provides at the annual rate of 2.99% of the Fund’s average daily net assets. The unitary management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board of Trustees, shareholders of the Fund or the Advisor may terminate the Advisory Agreement upon sixty (60) day notice.

Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Advisor’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Advisor for providing services for the Fund.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares.   The Distributor is an affiliate of GFS. For the period ended May 31, 2013, the Distributor received $3,819 in underwriting commissions for sales of Class A shares, of which $417 was retained by the principal underwriter or other affiliated broker-dealers.

5.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the period ended May 31, 2013, the Fund assessed $3,338 in redemption fees.

6.

TAX COMPONENTS OF CAPITAL

As of May 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Longboard Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2013

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net realized gain (loss) and accumulated net investment income (loss) is primarily attributable to tax adjustments for the Fund’s wholly owned subsidiary and the mark-to-market on open futures and forward contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $312,457.

Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses and realized gains from foreign currency transactions, resulted in reclassification for the tax year ended May 31, 2013 for the funds as follows:

7.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the BlackRock Liquidity Funds T-Fund Portfolio, (the “BlackRock Fund”). The BlackRock Fund is registered under the 1940 Act as an open-end management investment company.  The Fund may redeem its investment from the Trust at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the BlackRock Fund.  The financial statements of the BlackRock Fund, including the portfolio of investments, can be found at the

Longboard Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2013

BlackRock Fund website www.Blackrock.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of May 31, 2013, the percentage of the Fund’s net assets invested in the BlackRock Fund was 26.4%.

9.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust II

and the Shareholders of Longboard Managed Futures Strategy Fund

We have audited the accompanying consolidated statement of assets and liabilities of Longboard Managed Futures Strategy Fund (the Fund), a separate series of the Northern Lights Fund Trust II including the consolidated portfolio of investments, as of May 31, 2013, and the related consolidated statements of operations, changes in net assets and the financial highlights for the period from June 27, 2012 (commencement of operations) through May 31, 2013. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2013, by correspondence with the custodian and others or by other appropriate audit procedures where replies from others were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Longboard Managed Futures Strategy Fund as of May 31, 2013, and the results of its operations, the changes in its net assets, and financial highlights for the period from June 27, 2012 (commencement of operations) through May 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

/s/ McGladrey LLP

Denver, Colorado

July 30, 2013

Longboard Managed Futures Strategy Fund

EXPENSE EXAMPLES (Unaudited)

May 31, 2013

As a shareholder of Longboard Managed Futures Strategy Fund, you incur the ongoing costs of management fees.  This example is intended to help you understand your ongoing costs (in dollars) of investing in Longboard Managed Futures Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period presented below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expense Paid During Period 12/1/12 - 5/31/13	Expense Ratio During Period*** 12/1/12 - 5/31/13
Actual
Longboard Managed Futures Strategy Fund - Class A*	$1,000.00	$ 969.90	$ 6.12	3.24%
Longboard Managed Futures Strategy Fund - Class I**	$1,000.00	$1,019.30	$15.05	2.99%
Hypothetical (5% return before expenses)
Longboard Managed Futures Strategy Fund - Class A*	$1,000.00	$1,008.78	$16.23	3.24%
Longboard Managed Futures Strategy Fund - Class I**	$1,000.00	$1,010.02	$14.98	2.99%

* "Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (70) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 182/365 (to reflect the full half-year period).

** "Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 182/365 (to reflect the full half-year period).

*** Annualized.

Longboard Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)

May 31, 2013

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on May 3, 2012, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Longboard Managed Futures Strategy Fund (the “Fund”) and Longboard Asset Management, LLC (“Longboard”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund.  The materials also included due diligence materials relating to Longboard (including due diligence questionnaires completed by Longboard, select financial information of Longboard, bibliographic information regarding Longboard’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of the information provided by Longboard, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Fund. The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Investment Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.  In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by Longboard related to the proposed Investment Advisory Agreement with the Trust, including a description of the manner in which investment decisions will be made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that would be primarily responsible for monitoring and executing the investment process.  The Board then discussed the extent of Longboard’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board considered Longboard’s specific responsibilities in all aspects of the day-to-day management of the Fund.  Additionally, the Board received satisfactory responses from representatives of Longboard with respect to a series of important questions, including: whether Longboard was involved in any lawsuits or pending regulatory actions; whether Longboard’s management of other accounts would conflict with its management of the Fund; and whether Longboard has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the description provided by Longboard of its practices for monitoring compliance with the Fund’s investment limitations, noting that Longboard would periodically review the portfolio managers’ performance of their duties to ensure compliance under Longboard’s compliance program.  The Board then reviewed the capitalization of Longboard based on financial information or other materials provided by Longboard and discussed such materials with Longboard.  The Board concluded that Longboard was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund.

The Board concluded that Longboard had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Longboard to the Fund were satisfactory and reliable.

Performance.  As both Longboard and the Fund were newly formed, the Board did not consider the past performance in evaluating Longboard.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by Longboard, the Board reviewed and discussed and reviewed a comparison of the Fund’s management fee and overall expense ratio to a peer group of funds constructed by Longboard with similar investment objectives and strategies.  The Board also considered any fall-out benefits likely to accrue to Longboard or its affiliates from its relationship with the Fund.  The Board reviewed the contractual arrangements for the Fund, which proved that Longboard would charge an annual unitary fee of 2.99% on the Fund’s average net assets up to $250 million and 2.75% on the Fund’s average net assets greater than $250 million.  The Board concluded that, based on the experience, expertise, and the services to be provided to the Fund by Longboard, the unitary fees to be charged the Fund were reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Longboard with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of Longboard provided by Longboard.  With respect to Longboard, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from Longboard’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed the current size of the Fund and Longboard’s expectations for growth of the Fund. The Board noted that the start-up phase of a fund may be too soon to properly evaluate all of the economies and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from Longboard as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

Longboard Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)

May 31, 2013

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Thomas T. Sarkany 1946	Trustee since October 2011	President, TTS Consultants, LLC since 2010 (financial services); Director of Marketing and of Asset Management; Director of Index Licensing, Value Line (from 1994 to 2010).	24	Director, Value Line Funds; Director, Value Line, Inc.; Director, Aquila Distributors, Trustee, Northern Lights ETF Trust
Anthony H. Lewis 1946	Trustee since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm).	24	Director, Chairman of the Compensation Committee, and Member of the Audit Committee of Torotel Inc. (magnet manufacturer)
Keith Rhoades 1948	Trustee since May 2011	Director and then Senior Director – General Ledger/Financial Research, Union Pacific Railroad (from 1988 to 2008). Retired since 2008.	24	NONE
Randy Skalla 1962	Trustee since May 2011	President, L5 Enterprises, Inc. since 2001 (financial services company).	24	Orizon Investment Counsel (financial services company) Board Member

Longboard Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

May 31, 2013

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen** 1972	Trustee since May 2011

Director, Secretary and General Counsel of Constellation Trust Company since 2004; Secretary and General Counsel of Gemcom, LLC (financial printer) since 2004; Secretary, Manager and General Counsel of Northern Lights Compliance Services, LLC since 2004; Secretary and Chief Legal Officer of AdvisorOne Funds since 2003;  Secretary and General Counsel of Gemini Fund Services, LLC since 2012; General Counsel, Manager, CEO and Secretary of Northern Lights Distributors, LLC (mutual fund distributor) since 2003; General Counsel and Secretary of NorthStar Financial Services Group, LLC since 2003; General Counsel and Secretary of CLS Investments, LLC (investment advisor) since 2001; General Counsel and Secretary of Orion Advisor Services, LLC (back-office servicing company) since 2001;  Assistant Secretary to Northern Lights Fund Trust since 2011; and Assistant Secretary of Gemini Fund Services, LLC (2003-2012), Manager, NorthStar Financial Services Group, LLC (since 2012); Manager, Arbor Point Advisors, LLC (since 2012)

			24	NONE
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 1969	President since January 2013	President since May 2012, Executive Vice President and Director of Fund Administration from 2006 to April 2012, Gemini Fund Services, LLC; Vice-President, Gemcom, LLC, since 2004.	N/A	N/A
James P. Ash 80 Arkay drive Hauppauge, NY 11788 1976	Secretary since May 2011

Senior Vice President since May 2012 and Vice President from August 2011 to April 2012 and Director of Legal Administration, since 2009; Assistant Vice President of Legal Administration, from 2008 to 2011, Gemini Fund Services, LLC

			N/A	N/A
Erik Naviloff 80 Arkay Drive Hauppauge, NY 11788 1968	Treasurer since January 2013

Vice President of Gemini Fund Services, LLC (since 2012); Assistant Vice President, Gemini Fund Services, LLC (2007 - 2012); Senior Accounting Manager, Fixed Income, Dreyfus Corporation (2002 to 2007).

			N/A	N/A

Longboard Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

May 31, 2013

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Emile Molineaux 80 Arkay Drive Hauppauge, NY 11788 1962	Chief Compliance Officer since May 2011

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC (2003 – 2011);  CCO of Various clients of Northern Lights Compliance Services, LLC (since 2011).

			N/A	N/A

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, and Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-294-7540.

5/31/13-NLII-V1

Privacy Policy

                                               Rev. October 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-294-7540 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-294-7540.

INVESTMENT ADVISOR

Longboard Asset Management, LLC

2355 E Camelback Road, Suite 750

Phoenix, Arizona 85016

INVESTMENT SUB-ADVISOR

Horizon Cash Management, LLC

325 W. Huron, Suite 808

Chicago, Illinois 60654

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2013 - $ 17,000

(b)

Audit-Related Fees

2013 - None

(c)

Tax Fees

2013 – $ 3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2013 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2013 - $ 3,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

8/9/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

        Kevin E. Wolf, President

Date

8/9/13

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

8/9/13